CONVERTIBLE DEBENTURES (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 $ / shares	Dec. 31, 2025 $ / shares	Aug. 16, 2024 CAD ($) $ / shares	Aug. 16, 2024 USD ($)	Jul. 12, 2024 CAD ($)	Dec. 20, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Unsecured convertible debentures amount			$ 3,008,374	$ 2,194,772
Original issue discount			25.00%	25.00%
Interest accrued			15.00%	15.00%
Common share, per share			$ 67.50
Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Share price	$ 7.90	$ 2.50
Exercise price	$ 67.50	$ 67.50
Time to maturity	29 days	6 months 29 days
Risk-free rate	2.74%	2.58%
Expected volatility	17.00%	41.91%
Dividend yield
Dilution factor	32.82%	33.28%
Unsecured Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Maturity Value | $					$ 2,645,502
Liability component of convertible debentures | $						$ 2,273,353